Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 451,748	$ 83,989	$ 43,437
Accounts receivable, net of allowance for doubtful accounts of $20,526 at March 31, 2013, $20,526 at December 31, 2012 and $397,526 at December 31, 2011	449,110	604,784	587,346
Due from factor	94,380	189,904
Inventory	4,351	4,186	8,238
Prepaid expenses and other	59,303	25,088	58,920
Total current assets	1,058,892	907,951	697,941
Equipment and leasehold improvements, net	18,531	24,267	52,870
Deferred finance costs	55,521
Deposits and other assets	8,712	8,712	8,712
Intangible assets—less accumulated amortization	193,093	195,911	207,180
Total non-current assets	275,857	228,890	268,762
TOTAL ASSETS	1,334,749	1,136,841	966,703
LIABILITIES
Accounts payable	649,308	931,276	687,441
Accrued liabilities	385,623	593,599	675,833
Deferred revenue	467,108	508,520	527,092
Note payable – related party		321,428	346,428
Total current liabilities	1,502,039	2,354,823	2,236,794
Note Payable	497,307
Deferred revenue, net of current portion			1,000
Total non-current liabilities	497,307		1,000
TOTAL LIABILITIES	1,999,346	2,354,823	2,237,794
STOCKHOLDERS’ DEFICIT:
Common stock — authorized, 170,000,000 shares; issued and outstanding; 87,182,348 of $.0001 par value at March 31, 2013, 78,155,413 at December 31, 2012 and December 31, 2011	8,718	7,815	7,815
Additional paid-in capital	51,930,685	51,062,624	51,012,782
Accumulated deficit	(52,604,000)	(52,288,421)	(52,291,688)
TOTAL STOCKHOLDERS’ DEFICIT	(664,597)	(1,217,982)	(1,271,091)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,334,749	$ 1,136,841	$ 966,703